1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax www.dechert.com

ALEXANDER C. KARAMPATSOS alexander.karampatsos@dechert.com +1 202 261 3402 Direct +1 617 275 8365 Fax

April 19, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Goldman Sachs Real Estate Diversified Income Fund – Post-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Goldman Sachs Real Estate Diversified Income Fund (the “Fund”), a closed-end management investment company, is Post-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933 and Amendment No. 3 to the Fund’s registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). This Amendment is being filed solely for the purpose of registering Class P Shares of the Fund. The Fund currently offers Class A, Class C, Class I, Class L and Class W Shares. The Amendment is making no material changes to the Fund’s investment strategies, policies, or risks.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos